6. Short-term investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 478,364	R$ 955,589
Private bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	92,015	731,061
Government bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	21,100	32,701
Investment funds [member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 365,249	R$ 191,827